Financial risk management objectives and policies - Summary of changes in market interest rates relates to debt obligations (Details) - Interest rate sensitivity - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial risk management objectives and policies
+ 100 basis point increase	1.00%	1.00%	1.00%
USD Effect - Increase in interest rate	$ 15,455	$ 894	$ 12,935